SUPPLEMENT DATED DECEMBER 7, 2009

TO THE PROSPECTUS
FOR COMPASS LIFE SINGLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

On November 23, 2009, shareholders approved the merger of the following portfolio of the MFS Variable Insurance Trust II after the close of business on December 4, 2009:

MFS Capital Appreciation Portfolio	merged with and into	MFS Massachusetts Investors Growth Stock Portfolio

MFS Capital Appreciation Portfolio is no longer available for investment and all references to the portfolio are hereby deleted from the prospectus listed above.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Compass Life (US) Post-Merger                                                                                                                                          12/2009